Average Annual Total Returns - Western Asset Inflation Indexed Plus Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.99%	[1]
5 Years	5.08%	[1]
10 Years	3.81%	[1]
Class FI
Average Annual Return:
1 Year	9.42%
5 Years	4.28%
10 Years	2.96%
Class I
Average Annual Return:
1 Year	9.84%
5 Years	4.62%
10 Years	3.34%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	9.21%
5 Years	3.78%
10 Years	2.56%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.81%
5 Years	3.18%
10 Years	2.27%
Class IS
Average Annual Return:
1 Year	9.87%
5 Years	4.72%
10 Years	3.44%
CLASS A
Average Annual Return:
1 Year	4.96%
5 Years	3.38%
10 Years		[2]
Since Inception	1.27%
Inception Date	Apr. 30, 2012
CLASS C
Average Annual Return:
1 Year	7.73%
5 Years	3.60%
10 Years		[2]
Since Inception	1.05%
Inception Date	Apr. 30, 2012
CLASS R
Average Annual Return:
1 Year	9.06%
5 Years	3.91%
10 Years		[2]
Since Inception	1.41%
Inception Date	Apr. 30, 2012
Class C1
Average Annual Return:
1 Year	8.66%
5 Years	3.75%
10 Years		[2]
Since Inception	0.95%
Inception Date	Oct. 05, 2012

[1]	For Class A, Class C, Class C1 and Class R shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index was 2.55%, 2.55%, 2.20% and 2.55%, respectively.
[2]	N/A